Leases - Lease Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	$ 1,447	$ 1,508
Additions	317	182
Depreciation	(273)	(244)
Foreign exchange and other	(33)	1
Lease assets, ending balance	1,458	1,447
Product transportation and storage
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	912	974
Additions	27	44
Depreciation	(98)	(106)
Foreign exchange and other	(1)	0
Lease assets, ending balance	840	912
Field equipment and power
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	377	354
Additions	218	110
Depreciation	(111)	(86)
Foreign exchange and other	(2)	(1)
Lease assets, ending balance	482	377
Offshore vessels and equipment
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	97	99
Additions	49	28
Depreciation	(45)	(31)
Foreign exchange and other	(30)	1
Lease assets, ending balance	71	97
Office leases and other
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	61	81
Additions	23	0
Depreciation	(19)	(21)
Foreign exchange and other	0	1
Lease assets, ending balance	$ 65	$ 61